Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 27, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	jhvit-20140626_SupplementTextBlock

John Hancock Variable Insurance Trust

Supplement dated June 26, 2014

to the Prospectus dated April 30, 2014

International Small Company Trust

The primary benchmark for the International Small Company Trust has been changed to the MSCI World ex U.S. Small Cap Index replacing the MSCI EAFE Small Cap Index. The table of "Average Annual Total Returns for Period Ended 12/31/2013" is amended and restated to reflect this change.

Average Annual Total Returns for Period Ended 12/31/2013

Average annual total returns (%)	1 Year	5 Years	Inception	Date of Inception
Series I	26.34	16.61	3.64	11/16/2009
Series II	26.02	16.41	3.52	11/16/2009
Series NAV	26.29	16.63	3.66	04/28/2006
MSCI World ex U.S. Small Cap Index*	25.99	18.88	3.75	04/28/2006
MSCI EAFE Small Cap Index	29.69	18.89	3.81	04/28/2006

*The primary benchmark of the fund has changed from the MSCI EAFE Small Cap Index to the MSCI World ex U.S. Small Cap Index in order to better reflect the universe of investment opportunities based on the fund's investment strategy. The fund has retained the MSCI EAFE Small Cap Index as the secondary benchmark to which the fund compares its performance.

| (International Small Company Trust)
Risk/Return:	rr_RiskReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended 12/31/2013
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The primary benchmark of the fund has changed from the MSCI EAFE Small Cap Index to the MSCI World ex U.S. Small Cap Index in order to better reflect the universe of investment opportunities based on the fund's investment strategy. The fund has retained the MSCI EAFE Small Cap Index as the secondary benchmark to which the fund compares its performance.
| (International Small Company Trust) | MSCI World ex U.S. Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	18.88%	[1]
Inception	rr_AverageAnnualReturnSinceInception	3.75%	[1]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006	[1]
| (International Small Company Trust) | MSCI EAFE Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.69%
5 Years	rr_AverageAnnualReturnYear05	18.89%
Inception	rr_AverageAnnualReturnSinceInception	3.81%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
| (International Small Company Trust) | Series I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.34%
5 Years	rr_AverageAnnualReturnYear05	16.61%
Inception	rr_AverageAnnualReturnSinceInception	3.64%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
| (International Small Company Trust) | Series II
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.02%
5 Years	rr_AverageAnnualReturnYear05	16.41%
Inception	rr_AverageAnnualReturnSinceInception	3.52%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Nov. 16, 2009
| (International Small Company Trust) | NAV
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	16.63%
Inception	rr_AverageAnnualReturnSinceInception	3.66%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2006
[1]	The primary benchmark of the fund has changed from the MSCI EAFE Small Cap Index to the MSCI World ex U.S. Small Cap Index in order to better reflect the universe of investment opportunities based on the fund's investment strategy. The fund has retained the MSCI EAFE Small Cap Index as the secondary benchmark to which the fund compares its performance.